Long-Term Investments (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 24, 2023 USD ($)	Feb. 24, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Jan. 18, 2023 CNY (¥)
Long-Term Investment [Line Items]
Stockholders percentage			4.10%
Register capital				$ 42,750	¥ 300,000
Equity method investment share of loss amount				22,294		$ 18,866
Impairment loss				$ 794,178
Business Combination [Member]
Long-Term Investment [Line Items]
Percentage of voting rights			2.20%						2.20%
Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Percentage of voting rights			1.80%						1.80%
Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Equity interest consideration amount			$ 4,440,789						¥ 32,400,000
Shanghai Daizong Business Consulting Co., Ltd [Member]
Long-Term Investment [Line Items]
Equity interest consideration amount							$ 785,362	¥ 5,730,000
Zhejiang Fuyouyuan [Member]
Long-Term Investment [Line Items]
Equity interest consideration amount
Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage			18.00%						18.00%
Register capital	$ 284,998	¥ 2,000,000
Shanghai Daizong Business Consulting Co., Ltd [Member]
Long-Term Investment [Line Items]
Equity interest percentage							19.00%	19.00%
Zhejiang Fuyouyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage	10.00%
Zhejiang Fuyouyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage	10.00%
Lilong Logistics [Member]
Long-Term Investment [Line Items]
Register capital	$ 284,998	¥ 2,000,000
Director [Member] | Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage			3.40%						3.40%